OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
OPERATING SEGMENT INFORMATION

11. OPERATING SEGMENT INFORMATION

The following table summarizes our segment data based on the internal structure and reporting of information as it is used by management. The segments of our insurance operations include casualty, property and surety.

The casualty portion of our business consists largely of general liability, personal umbrella, transportation, executive products, commercial umbrella, multi-peril program and package business and other specialty coverages, such as our professional liability for design professionals. We also offer fidelity and crime coverage for commercial insureds and select financial institutions. The casualty business is subject to the risk of estimating losses and related loss reserves because the ultimate settlement of a casualty claim may take several years to fully develop. The casualty segment is also subject to inflation risk and may be affected by evolving legislation and court decisions that define the extent of coverage and the amount of compensation due for injuries or losses.

Our property segment is comprised primarily of commercial fire, earthquake, difference in conditions, marine, facultative and treaty reinsurance, including crop, and select personal lines policies, including pet insurance and homeowners coverage in the state of Hawaii. Property insurance and reinsurance results are subject to the variability introduced by perils such as earthquakes, fires and hurricanes. Our major catastrophe exposure is to losses caused by earthquakes, primarily on the West Coast. Our second largest catastrophe exposure is to losses caused by hurricanes to commercial properties throughout the Gulf and East Coast, as well as to homes we insure in Hawaii. We limit our net aggregate exposure to a catastrophic event by minimizing the total policy limits written in a particular region, purchasing reinsurance and through extensive use of computer-assisted modeling techniques. These techniques provide estimates that help us carefully manage the concentration of risks exposed to catastrophic events. Our assumed multi-peril crop and hail treaty reinsurance business covers revenue shortfalls or production losses due to natural causes such as drought, excessive moisture, hail, wind, frost, insects and disease. Significant aggregation of these losses is mitigated by the Federal Government reinsurance program that provides stop loss protection inuring to our benefit.

The surety segment specializes in writing small-to-large commercial and contract surety coverages, as well as those for the energy, petrochemical and refining industries. We offer miscellaneous bonds, including license and permit, notary and court bonds. Often, our surety coverages involve a statutory requirement for bonds. While these bonds maintained a relatively low loss ratio, losses may fluctuate due to adverse economic conditions affecting the financial viability of our insureds. The contract surety product guarantees the construction work of a commercial contractor for a specific project. Generally, losses occur due to adverse economic conditions causing the deterioration of a contractor’s financial condition. This line has historically produced marginally higher loss ratios than other surety lines during economic downturns.

Net investment income is the by-product of the interest and dividend income streams from our investments in fixed income and equity securities. Interest and general corporate expenses include the cost of debt and other director and shareholder relations costs incurred for the benefit of the corporation, but not attributable to the operations of our insurance segments. Investee earnings represent our share in Maui Jim earnings. We own approximately 40 percent of Maui Jim, which operates in the sunglass and optical goods industries; Maui Jim is privately held.

The following tables provide financial data used by management. The net earnings of each segment are before taxes, and include revenues (if applicable), direct product or segment costs (such as commissions, claims costs, etc.), as well as allocated support costs from various support departments. While depreciation and amortization charges have been included in these measures via our expense allocation system, the related assets are not allocated for management use and, therefore, are not included in this schedule.

REVENUES

(in thousands)	2011	2010	2009
Casualty	$236,198	$232,047	$265,957
Property	203,660	181,645	155,303
Surety	98,594	79,690	70,701
Segment totals before income taxes	$538,452	$493,382	$491,961
Net investment income	63,681	66,799	67,346
Net realized gains (losses)	17,036	23,243	(12,755)
Total	$619,169	$583,424	$546,552

INSURANCE EXPENSES

(in thousands)	2011	2010	2009
Loss and settlement expenses:
Casualty	$85,091	$114,861	$123,366
Property	101,969	82,463	68,606
Surety	13,024	4,008	11,416
Segment totals before income taxes	$200,084	$201,332	$203,388
Policy acquisition costs:
Casualty	$67,495	$59,628	$69,956
Property	57,878	52,847	51,958
Surety	58,495	44,419	42,281
Segment totals before income taxes	$183,868	$156,894	$164,195
Other insurance expenses:
Casualty	$22,215	$20,474	$21,934
Property	13,481	12,042	11,550
Surety	8,616	6,068	6,284
Segment totals before income taxes	$44,312	$38,584	$39,768
Total	$428,264	$396,810	$407,351

NET EARNINGS (LOSSES)

(in thousands)	2011	2010	2009
Casualty	$61,397	$37,084	$50,701
Property	30,332	34,293	23,189
Surety	18,459	25,195	10,720
Net underwriting income	$110,188	$96,572	$84,610
Net investment income	63,681	66,799	67,346
Realized gains (losses)	17,036	23,243	(12,755)
General corporate expense and interest on debt	(13,816)	(14,048)	(13,991)
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Total earnings before income taxes	$183,586	$179,667	$130,262
Income taxes	$56,988	$51,470	$37,831
Total	$126,598	$128,197	$92,431

The following table further summarizes net premiums earned by major product type within each segment:

	Year ended December 31,
(in thousands)	2011	2010	2009
CASUALTY
General liability	$85,020	$96,659	$115,439
Commercial and personal umbrella	63,020	61,370	62,388
Commercial transportation	34,106	40,262	42,185
P&C package business	16,379	—	—
Executive products	14,665	13,624	13,936
Professional services	13,151	6,202	2,487
Specialty programs	4,325	7,188	21,577
Other casualty	5,532	6,742	7,945
Total	$236,198	$232,047	$265,957
PROPERTY
Commercial property	$80,743	$80,471	$81,828
Marine	51,654	47,981	52,470
Crop reinsurance	34,935	27,082	—
Property reinsurance	19,925	14,664	9,402
Other property	16,403	11,447	11,603
Total	$203,660	$181,645	$155,303
SURETY
Miscellaneous	$34,837	$24,855	$23,406
Contract	24,354	18,970	14,129
Commercial	21,317	18,869	16,550
Oil and gas	18,086	16,996	16,616
Total	$98,594	$79,690	$70,701
Grand total	$538,452	$493,382	$491,961

        Effective January 2011, the fidelity division that was previously included in the surety segment was reclassified to the casualty segment. All comparative periods have been reclassified to reflect the change. This reclassification had a minimal effect on each segment and constituted a 2011 increase of $0.8 million in casualty revenue (with a corresponding decrease in surety revenue) and a $1.1 million 2011 decrease in net earnings for the casualty segment (with a corresponding increase for the surety segment). In addition, miscellaneous professional liability and cyber-liability coverages, which were previously included in our executive products group, were moved to our professional services group. Both of these groups are within our casualty segment.